Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Common Stock

5. COMMON STOCK

[a] Authorized

75,000,000 authorized common shares, par value of $0.001, and 5,000,000 preferred shares, par value of $0.001.

[b] Issued and outstanding shares

Equity Award Issuances and Settlements

During the three months ended March 31, 2017, we issued no shares of common stock to satisfy stock option exercises and 93,175 shares of common stock to satisfy restricted stock unit settlements, compared with the issuance of no shares of common stock to satisfy stock option exercises and 101,228 shares of common stock to satisfy restricted stock unit settlements, respectively, during the three months ended March 31, 2016.

[c] Stock options

2010 Performance Incentive Plan

As of March 31, 2017, we had reserved, pursuant to various plans, 3,531,437 common shares for issuance upon exercise of stock options and settlement of restricted stock units by employees, directors, officers and consultants of ours, of which 1,339,186 were reserved for options currently outstanding, 141,717 were reserved for restricted stock units currently outstanding and 2,050,534 were available for future equity grants.

Under the plan, we may grant options to purchase common shares or restricted stock units to our employees, directors, officers and consultants. The exercise price of the options is determined by our board of directors but will be at least equal to the fair value of the common shares at the grant date. The options vest in accordance with terms as determined by our board of directors, typically over three to four years for options issued to employees and consultants, and over one to three years for members of our board of directors. The expiry date for each option is set by our board of directors with a maximum expiry date of ten years from the date of grant. In addition, the 2010 Plan allows for accelerated vesting of outstanding equity awards in the event of a change in control. The terms for accelerated vesting, in the event of a change in control, is determined at our discretion and defined under the employment agreements for our officers and certain of our employees.

Stock Option Summary

We grant stock options that vest over time in accordance with terms as determined by our Board of Directors, or the Board, which terms are typically four years for employee and consultant grants and one to three years for Board option grants. We also grant stock option awards that vest in conjunction with certain performance conditions to executive officers, employees and consultants. At each reporting date, we are required to evaluate whether achievement of the performance conditions is probable. Compensation expense is recorded over the appropriate service period based upon our assessment of accomplishing each performance condition. The expiry date for each option is set by the Board, which is typically seven to ten years. The exercise price of the options is determined by the Board, but will be at least equal to the fair value of the share at the grant date.

Stock option transactions and the number of stock options outstanding are summarized below:

	Number of Optioned Common Shares	Weighted Average Exercise Price
Balance, December 31, 2016	1,378,805	$8.62
Granted	—	—
Expired	(9,446)	21.05
Exercised	—	—
Forfeited	(30,173)	5.75

Balance, March 31, 2017	1,339,186	$8.59

The fair value of each stock award for employees and directors is estimated on the grant date and for consultants at each reporting period, using the Black-Scholes option-pricing model based on the weighted-average assumptions noted in the following table:

	Three Months Ended March 31,
	2017	2016
Risk-free interest rates	—	1.52%
Expected dividend yield	—	0%
Expected life	—	5.3 years
Expected volatility	—	71.80%

The expected life was calculated based on the simplified method as permitted by the SEC’s Staff Accounting Bulletin 110, Share-Based Payment. We consider the use of the simplified method appropriate because we believe our historical stock option exercise activity may not be indicative of future stock option exercise activity based upon strategic alternatives we are exploring and the structural changes to our business that may result and the potential impact on future stock option exercise activity. The expected volatility of options granted was calculated based on the historical volatility of the shares of our common stock. The risk-free interest rate is based on a U.S. Treasury instrument whose term is consistent with the expected life of the stock options. In addition to the assumptions above, as required under ASC 718, management made an estimate of expected forfeitures and is recognizing compensation costs only for those equity awards expected to vest. Forfeiture rates are estimated using historical actual forfeiture rates. These rates are adjusted on a quarterly basis and any change in compensation expense is recognized in the period of the change. We have never paid or declared cash dividends on our common stock and do not expect to pay cash dividends in the foreseeable future.

The results for the periods set forth below included share-based compensation expense for stock options and restricted stock units in the following expense categories of the consolidated statements of loss (in thousands):

	Three Months Ended March 31,
	2017	2016
Research and development	$70	$222
General and administrative	$141	246

Total stock-based compensation	$211	$468

As of March 31, 2017 and December 31, 2016, the total unrecognized compensation expense related to stock options granted was $0.4 million and $0.6 million respectively, which is expected to be recognized as expense over a period of approximately 1.1 years from March 31, 2017.

For the three months ended March 31, 2017, a total of 5.2 million shares, consisting of 3.7 million warrants, 1.3 million options and 0.1 million restricted stock units, have not been included in the loss per share computation, as their effect on diluted per share amounts would have been anti-dilutive. For the same period in 2016, a total of 7.2 million shares underlying options, restricted stock units and warrants have not been included in the loss per share computation.

[d] Restricted Stock Unit Awards

We grant restricted stock unit awards that generally vest and are expensed over a four year period. We also grant restricted stock unit awards that vest in conjunction with certain performance conditions to certain executive officers, key employees and consultants. At each reporting date, we are required to evaluate whether achievement of the performance conditions is probable. Compensation expense is recorded over the appropriate service period based upon our assessment of accomplishing each performance condition. For the three months ended March 31, 2017, we recorded a compensation expense of $0.1 million related to these awards, compared to $0.2 million of compensation expense for the three months ended March 31, 2016.

The following table summarizes our restricted stock unit award activity during the three months ended March 31, 2017:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance, December 31, 2016	253,221	$4.56
Vested	(93,175)	5.95
Forfeited or expired	(18,329)	3.68

Balance, March 31, 2017	141,717	$3.71

As of March 31, 2017, we had approximately $0.7 million in total unrecognized compensation expense related to our restricted stock unit awards that is to be recognized over a weighted-average period of approximately 1.2 years.

[e] Non-employee options and restricted stock units

We recognize non-employee stock-based compensation expense over the period of expected service by the non-employee. As the service is performed, we are required to update our valuation assumptions, re-measure unvested options and restricted stock units and record the stock-based compensation using the valuation as of the vesting date. This differs from the accounting for employee awards where the fair value is determined at the grant date and is not subsequently adjusted. This re-measurement may result in higher or lower stock-based compensation expense in the Consolidated Statements of Loss and Comprehensive Loss. As such, changes in the market price of our stock could materially change the value of an option or restricted stock unit and the resulting stock-based compensation expense.

[f] Common Stock Warrants

The following is a summary of outstanding warrants to purchase common stock at March 31, 2017:

	Total Outstanding and Exercisable	Exercise price per Share	Expiration Date
(1) Series A Warrants issued in July 2014 financing	2,779,933	4.00	July 2019
(2) Series B Warrants issued in July 2014 financing	670,269	4.00	July 2019
(3) Series A-1 Warrants issued in April 2015 financing	239,234	2.40	October 2020

No warrants were exercised during the three months ended March 31, 2017 or 2016. The Series A-1 Warrants issued in the April 2015 financing are classified as equity. The Series A and Series B warrants issued in the July 2014 financing are classified as liabilities. The estimated fair value of warrants issued and classified as liabilities is reassessed at each reporting date using the Black-Scholes option pricing model.

	As of March 31,
Series A and Series B Warrant Valuation Assumptions	2017	2016
Risk-free interest rates	1.32%	0.91%
Expected dividend yield	0%	0%
Expected life	2.25 years	3.25 years
Expected volatility	99.83%	84.07%

10. COMMON STOCK

[a] Authorized

75,000,000 authorized common voting share, par value of $0.001, and 5,000,000 preferred shares, par value of $0.001.

[b] Issued and outstanding shares

At-The-Market Issuance Sales Agreement

In June 2013, we entered into an At-the-Market Issuance Sales Agreement, or Sales Agreement, with MLV & Co. LLC, or MLV, under which we may offer and sell shares of our common stock having aggregate sales proceeds of up to $25 million from time to time through MLV as our sales agent. Sales of our common stock through MLV, if any, will be made by any method permitted that is deemed an “at the market” offering as defined in Rule 415 under the Securities Act of 1933, as amended, including by means of ordinary brokers’ transactions on The NASDAQ Capital Market or otherwise at market prices prevailing at the time of sale, in block transactions, or as otherwise agreed upon by us and MLV. MLV will use commercially reasonable efforts to sell our common stock from time to time, based upon instructions from us (including any price, time or size limits or other customary parameters or conditions we may impose). We will pay MLV a commission of up to 3.0% of the gross sales proceeds of any shares of common stock sold through MLV under the Sales Agreement. We are not obligated to make any sales of common stock under the Sales Agreement. The offering of our shares of common stock pursuant to the Sales Agreement will terminate upon the earlier of (i) the sale of all common stock subject to the Sales Agreement or (ii) termination of the Sales Agreement in accordance with its terms.

On April 27, 2015, we and MLV terminated the Sales Agreement. We were not subject to any termination penalties related to termination of the Sales Agreement. Under the Sales Agreement, we offered and sold 809,214 shares of our common stock with MLV & Co. LLC. These sales resulted in gross proceeds to us of approximately $3.0 million and offering expenses of $0.1 million.

July 2014 Registered Offering

On July 2, 2014, we completed an underwritten registered offering pursuant to which we sold 5,559,866 Series A units at a price per unit of $3.48 and 1,340,538 Series B units at a price per unit of $3.47.

Each Series A unit consisted of one share of common stock and a Series A warrant to purchase up to one-half of one share of common stock at an initial exercise price of $4.00 per share. Each Series A warrant is exercisable at any time on or after the date of issuance until the fifth anniversary of the issuance of the Series A warrants.

Each Series B unit consisted of a Pre-Funded Series B warrant to purchase up to one share of common stock at an initial exercise price of $0.01 per share and a Series B warrant to purchase up to one-half of one share of common stock at an initial exercise price of $4.00 per share. Each Pre-Funded Series B warrant and Series B warrant is exercisable at any time on or after the date of issuance until the fifth anniversary of the issuance of the Pre-Funded Series B warrants and Series B warrants, respectively.

We received net proceeds of approximately $22.4 million, after deducting underwriting discounts and commissions and offering expenses. Gross proceeds of $24.0 million and underwriting discounts and commissions and offering expenses of $1.6 million were allocated as follows:

	Common Stock	Series B Pre-funded Common Stock Warrants	Series A Common Stock Warrants	Series B Common Stock Warrants
Units Issued	5,559,866	1,340,538	2,779,933	670,269
Gross Proceeds (in thousands)	$14,084	$3,387	$5,261	$1,268
Underwriting discount and offering expense (in thousands)	$885	$213	$428	$103

The Series A and Series B common stock warrants are classified as liabilities. The underwriting discount and offering expenses allocated to the Series A and Series B common stock warrants have been expensed in the Consolidated Statement of Loss.

The common stock and Series B prefunded common stock warrants are classified as equity. The underwriting discount and offering expenses allocated to the common stock and Series B prefunded common stock warrants have been charged against the allocated gross proceeds.

Purchase Agreement and Financing with Lincoln Park Capital

On April 30, 2015, we and Lincoln Park Capital Fund, LLC, or LPC, entered into a share and unit purchase agreement, or Purchase Agreement, pursuant to which we have the right to sell to LPC up to $18.0 million in shares of our common stock, par value $0.001 per share, subject to certain limitations and conditions set forth in the Purchase Agreement.

Pursuant to the Purchase Agreement, LPC initially purchased 956,938 Series A-1 Units at a purchase price of $2.09 per unit, with each Series A-1 Unit consisting of (a) one share of Common Stock and (b) one warrant to purchase one-quarter of a share of Common Stock at an exercise price of $2.40 per share, or Series A-1 Warrant. Each Series A-1 Warrant is exercisable six months following the issuance date until the date that is five years and six months after the issuance date and is subject to customary adjustments. The Series A-1 Warrants were issued only as part of the Series A-1 Units in the initial purchase of $2.0 million and no warrants were issued in connection with any other purchases of common stock under the Purchase Agreement.

After the initial purchase, as often as every business day over the 24-month term of the Purchase Agreement, and up to an aggregate amount of an additional $16.0 million (subject to certain limitations) of shares of common stock, we had the right, from time to time, in our sole discretion and subject to certain conditions to direct LPC to purchase up to 125,000 shares of common stock with such amounts increasing as the closing sale price of our common stock as reported on The NASDAQ Capital Market increased. The purchase price of shares of common stock pursuant to the Purchase Agreement was based on prevailing market prices of common stock at the time of sales without any fixed discount, and we controlled the timing and amount of common stock sold to LPC. In addition, we had the right to direct LPC to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of the common stock is not below $1.50 per share. As consideration for entering into the Purchase Agreement, we issued to LPC 126,582 shares of common stock; no cash proceeds were received from the issuance of these shares.

From April 30, 2015 through August 13, 2015, we offered and sold 6,814,980 shares of our common stock pursuant to our Purchase Agreement with LPC. These sales resulted in gross proceeds to us of approximately $18.0 million and offering expenses of $0.4 million. As of August 13, 2015, no further amounts remained available for sale under this offering program

Stock Option Exercises

During the year ended December 31, 2016, we did not issue any shares of common stock to satisfy stock option exercises and issued 217,296 shares of common stock to satisfy and restricted stock unit settlements, respectively, compared with the issuance of 5,359 and 269,401 shares of common to satisfy stock option exercises and restricted stock unit settlements, respectively, for the years ended December 31, 2015. For the year ended December 31, 2014, we issued 10,000 and 203,148 shares of common stock to satisfy stock option exercises and restricted stock unit settlements, respectively.

[c] Stock options

As at December 31, 2016 we had reserved, pursuant to our 2010 Performance Incentive Plan, 3,634,058 common shares for issuance upon exercise of stock options and settlement of restricted stock units by employees, directors, officers and consultants of ours, of which 1,378,805 are reserved for options currently outstanding, 253,221 are reserved for restricted stock units currently outstanding and 2,002,032 are available for future equity award grants under our 2010 Performance Incentive Plan. As of December 31, 2015 3,876,151 shares were available for equity award grants under our 2010 Performance Incentive Plan.

2010 Performance Incentive Plan

At our 2013 Annual Meeting of Stockholders held on May 24, 2013, our stockholders approved an amendment to our 2010 Performance Incentive Plan, or the 2010 Plan. As a result of this amendment, the 2010 Plan was further amended to provide for an increase in the total shares of common stock available for issuance under the 2010 Plan from 1,050,000 to 2,050,000. At our 2014 Annual Meeting of Stockholders held on May 29, 2014, our stockholders approved an amendment to our 2010 Performance Incentive Plan. As a result of this amendment, the 2010 Plan was amended to provide for an increase in the total shares of common stock available for issuance under the 2010 Plan from 2,050,000 to 2,800,000. At our 2015 Annual Meeting of Stockholders held on May 21, 2015, our stockholders approved an amendment to our 2010 Performance Incentive Plan. As a result of this amendment, the 2010 Plan was amended to provide for an increase in the total shares of common stock available for issuance under the 2010 Plan from 2,800,000 to 4,300,000.

Under the plan, we may grant options to purchase common shares or restricted stock units to our employees, directors, officers and consultants. The exercise price of the options is determined by our board of directors but will be at least equal to the fair value of the common shares at the grant date. The options vest in accordance with terms as determined by our board of directors, typically over three to four years for options issued to employees and consultants, and over one to three years for members of our board of directors. The expiry date for each option is set by our board of directors with a maximum expiry date of ten years from the date of grant. In addition, the 2010 Plan allows for accelerated vesting of outstanding equity awards in the event of a change in control. The terms for accelerated vesting, in the event of a change in control, is determined at our discretion and defined under the employment agreements for our officers and certain of our employees.

Options remain outstanding under a number of share option plans that had been approved by shareholders prior to the approval of the 2010 Performance Incentive Plan: (a) the 2007 Performance Incentive Plan (2007 Plan).

ASC 718 Compensation—Stock Compensation

We recognize expense related to the fair value of our stock-based compensation awards using the provisions of ASC 718. We use the Black-Scholes option pricing model as the most appropriate fair value method for our stock options and recognize compensation expense for stock options on a straight-line basis over the requisite service period. In valuing our stock options using the Black-Scholes option pricing model, we make assumptions about risk-free interest rates, dividend yields, volatility and weighted average expected lives, including estimated forfeiture rates of the options.

The expected life was calculated based on the simplified method as permitted by the SEC’s Staff Accounting Bulletin 110, Share-Based Payment. We consider the use of the simplified method appropriate because we believe our historical stock option exercise activity may not be indicative of future stock option exercise activity based upon the structural changes to our business that may occur as a result of merger with Achieve Life Science, Inc. and the potential impact on future stock option exercise activity. The expected volatility of options granted was calculated based on the historical volatility of the shares of our common stock. The risk-free interest rate is based on a U.S. Treasury instrument whose term is consistent with the expected life of the stock options. In addition to the assumptions above, as required under ASC 718, management made an estimate of expected forfeitures and is recognizing compensation costs only for those equity awards expected to vest. Forfeiture rates are estimated using historical actual forfeiture rates. These rates are adjusted on a quarterly basis and any change in compensation expense is recognized in the period of the change. We have never paid or declared cash dividends on our common stock and do not expect to pay cash dividends in the foreseeable future.

The estimated fair value of stock options granted in the respective periods was determined using the Black-Scholes option pricing model using the following weighted average assumptions:

	2016	2015	2014
Risk-free interest rates	1.51%	1.76%	1.83%
Expected dividend yield	0%	0%	0%
Expected life	5.3 years	5.8 years	5.9 years
Expected volatility	72%	63%	82%

The weighted average fair value of stock options granted during the year ended December 31, 2016, 2015 and 2014 was $0.53, $1.10 and $6.52 per share, respectively.

The results for the periods set forth below included stock-based compensation expense in the following expense categories of the consolidated statements of loss (in thousands):

	Years ended December 31,
	2016	2015	2014
Research and development	$803	$1,111	$1,893
General and administrative	846	1,217	1,967

Total stock-based compensation	$1,649	$2,328	$3,860

Options vest in accordance with terms as determined by our board of directors, typically over three or four years for employee and consultant grants and over one or three years for board of director option grants. The expiry date for each option is set by our board of directors with, which is typically seven to ten years. The exercise price of the options is determined by our board of directors but is at least equal to the fair value of the share at the grant date.

Stock option transactions and the number of stock options outstanding are summarized below:

	Number of Optioned Common Shares	Weighted Average Exercise Price
Balance, January 1, 2014	1,007,491	$11.39
Granted	382,097	8.97
Expired	(12,169)	18.93
Exercised	(10,000)	3.00
Forfeited	(84,000)	12.14

Balance, December 31, 2014	1,283,419	$10.55
Granted	502,047	1.91
Expired	(247,766)	2.96
Exercised	(5,359)	2.69
Forfeited	(53,120)	14.37

Balance, December 31, 2015	1,479,221	$8.78
Granted	1,635,250	0.86
Expired	(994,059)	1.00
Exercised	—	—
Forfeited	(741,607)	1.96

Balance, December 31, 2016	1,378,805	$8.62

The following table summarizes information about stock options outstanding at December 31, 2016 regarding the number of ordinary shares issuable upon: (1) outstanding options and (2) vested options.

(1) Number of common shares issuable upon exercise of outstanding options:

Exercise Prices	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)
$1.00 - $1.54	122,010	$1.00	9.36
$1.55 - $1.88	337,298	1.86	7.96
$1.89 - $3.40	118,874	2.62	6.98
$3.41 - $11.70	78,447	7.70	5.72
$11.71 - $11.86	185,105	11.79	6.66
$11.87 - $11.99	144,699	11.95	5.64
$12.00 - $13.08	132,650	12.88	4.97
$13.09 - $16.40	135,576	15.64	3.54
$16.41 - $21.67	63,446	17.74	3.56
$21.68 - $22.28	60,700	22.28	2.67

	1,378,805	$8.62	6.30

(2) Number common shares issuable upon exercise of vested options:

Exercise Prices	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)
$1.00 - $1.54	510	$1.21	0.42
$1.55 - $1.88	184,008	1.86	7.74
$1.89 - $3.40	90,275	2.51	6.76
$3.41 - $11.70	75,217	7.69	5.78
$11.71 - $11.86	140,269	11.79	6.58
$11.87 - $11.99	141,951	11.95	5.64
$12.00 - $13.08	132,650	12.88	4.97
$13.09 - $16.40	135,503	15.64	3.54
$16.41 - $21.67	63,446	17.74	3.56
$21.68 - $22.28	60,700	22.28	2.67

	1,024,529	$10.54	5.58

As at December 31, 2016, the total unrecognized compensation expense related to stock options granted was $0.6 million, which is expected to be recognized into expense over a period of approximately 1.3 years.

The estimated grant date fair value of stock options vested during the years ended December 31, 2016, 2015 and 2014 was $1.0 million, $1.3 million and $1.9 million, respectively.

The aggregate intrinsic value of options exercised was calculated as the difference between the exercise price of the stock options and the fair value of the underlying common stock as of the date of exercise. The aggregate intrinsic value of options exercised for the years ended December 31, 2016, 2015 and 2014 was zero, $2,787 and $51,100, respectively. At December 31, 2016, the aggregate intrinsic value of the outstanding options was zero and the aggregate intrinsic value of the exercisable options was zero.

[d] Restricted Stock Unit Awards

We grant restricted stock unit awards that generally vest and are expensed over a four year period. We also grant restricted stock unit awards that vest in conjunction with certain performance conditions to certain executive officers and key employees. At each reporting date, we are required to evaluate whether achievement of the performance conditions is probable. Compensation expense is recorded over the appropriate service period based upon our assessment of accomplishing each performance provision. For the years ended December 31, 2016, 2015 and 2014, $0.7 million, $1.1 million and $2.2 million, respectively, of stock based compensation expense was recognized related to these awards.

The following table summarizes our restricted stock unit award activity during the years ended December 31, 2016, 2015 and 2014:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance, January 1, 2014	356,589	$12.06
Granted	814,800	6.48
Vested	(199,887)	7.00
Forfeited or expired	(291,301)	10.93

Balance, December 31, 2014	680,201	$7.34
Granted	249,775	1.92
Vested	(269,401)	8.08
Forfeited or expired	(19,816)	7.27

Balance, December 31, 2015	640,759	$4.92
Granted	—	—
Vested	(217,296)	5.23
Forfeited or expired	(170,242)	5.07

Balance, December 31, 2016	253,221	$4.56

As of December 31, 2016, we had approximately $0.8 million in total unrecognized compensation expense related to our restricted stock unit awards which is to be recognized over a weighted-average period of approximately 1.4 years.

[e] Stock Warrants

The following is a summary of outstanding warrants to purchase common stock at December 31, 2016:

	Total Outstanding and Exercisable	Exercise price per Share	Expiration Date
(1) Series A Warrants issued in July 2014 financing	2,779,933	4.00	July 2019
(2) Series B Warrants issued in July 2014 financing	670,269	4.00	July 2019
(3) Series A-1 Warrants issued in April 2015 financing	239,234	2.40	October 2020

No warrants were exercised for the year ended December 31, 2016. For the year ended December 31, 2015, all the Pre-Funded Series B warrants were exercised at a per unit price of $0.01, a total of 1,340,538 shares of common stock were issued for proceeds of $13,405. No Series A and Series B warrants from the July 2014 financing were exercised in 2015.

The Series A and Series B warrants issued in the July 2014 financing are classified as liabilities. The estimated fair value of warrants issued and classified as liabilities is reassessed at each reporting date using the Black-Scholes option pricing model. The Series A-1 Warrants issued in the April 2015 financing are classified as equity and are not reassessed for their fair value at the end of each reporting date. The following assumptions were used to value the warrants that are classified as liabilities on the following reporting dates:

	As of December 31,
Series A and Series B Warrant Valuation Assumptions	2016	2015
Risk-free interest rates	1.33%	1.42%
Expected dividend yield	0%	0%
Expected life	2.50 years	3.50 years
Expected volatility	95%	77%

[f] 401(k) Plan

We maintain a 401(k) plan. Following the Arrangement, the Board of Directors of OncoGenex amended and restated the 401(k) plan whereas our securities are no longer offered as an investment option. This amendment prohibits the inclusion of our shares in the 401(k) plan, as well as any match of our shares to employee contributions.

[g] Loss per common share

The following table presents the computation of basic and diluted net loss attributable to common stockholders per share (in thousands, except per share and share amounts):

	Years ended December 31,
	2016	2015	2014
Numerator
Net loss	$(20,129)	$(16,801)	$(26,240)
Denominator
Weighted average number of common shares outstanding	29,949,432	26,147,344	18,098,799
Basic and diluted net loss per common share	$(0.67)	$(0.64)	$(1.45)

As of December 31, 2016, 2015 and 2014 a total of 5.3 million, 5.8 million and 7.0 million options, restricted stock units and warrants, respectively, have not been included in the calculation of potential common shares as their effect on diluted per share amounts would have been anti-dilutive.